United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/18

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Intermediate Municipal Trust
Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.4%
		Alabama—1.3%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.00%, 10/1/2026	$1,188,810
		Arizona—2.5%
1,000,000		Arizona Board of Regents (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2022	1,179,990
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2020	1,095,420
		TOTAL	2,275,410
		California—4.9%
1,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.04%, (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,011,540
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2029	1,213,100
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.00%, 8/1/2031	1,199,300
1,000,000	[1]	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (SIFMA Index Mode) (Series 2011A-2) FRNs, 1.17%, (SIFMA 7-day +0.380%), 7/1/2036	1,000,240
		TOTAL	4,424,180
		Colorado—5.3%
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012B), 5.00%, 12/1/2023	1,132,280
1,355,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2010A), 5.00%, 11/15/2022	1,523,034
1,000,000		Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.00%, 12/1/2024	1,236,650
750,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00% , (United States Treasury PRF 6/1/2021@100), 6/1/2024	858,645
		TOTAL	4,750,609
		Delaware—1.4%
1,060,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	1,261,177
		District of Columbia—3.4%
550,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2036	602,569
1,000,000		District of Columbia Revenue (Georgetown University), University Revenue Refunding Bonds (Series 2017), 5.00%, 4/1/2030	1,216,380
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2026	1,224,530
		TOTAL	3,043,479
		Florida—8.7%
1,000,000		Atlantic Beach, FL Health Care Facilites (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2028	1,114,160
1,000,000		Broward County, FL Airport System, Airport Revenue Bonds (Series 2013A), 5.00%, 10/1/2021	1,139,810
1,000,000		Hillsborough County, FL Aviation Authority (Tampa International Airport), Subordinated Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2021	1,147,310
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2028	896,790
1,000,000		Miami-Dade County, FL Aviation, Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2027	1,161,700
1,135,000		Orlando, FL (6th Cent Contract Payments), Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25%, (Assured Guaranty Corp. INS), 11/1/2019	1,143,501
1,000,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2022	1,150,750
		TOTAL	7,754,021
		Georgia—3.3%
1,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,108,630
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2025	619,395
1,000,000		Georgia State, GO Refunding Bonds (Series 2017C), 5.00%, 7/1/2025	1,251,060
		TOTAL	2,979,085

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Guam—1.0%
$745,000		Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2024	$865,332
		Illinois—6.2%
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,090,230
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.00%, 11/1/2030	1,159,060
1,000,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 5.625%, 1/1/2029	1,149,000
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2023	1,107,700
1,000,000		Illinois State, UT GO Bonds, 5.50%, (National Public Finance Guarantee Corporation INS), 8/1/2018	1,027,290
		TOTAL	5,533,280
		Indiana—2.0%
1,000,000		Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.00%, 8/15/2027	1,252,570
500,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2016A), 5.00% TOBs, Mandatory Tender 3/1/2023	579,500
		TOTAL	1,832,070
		Michigan—4.6%
500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00%, (AGM INS), 7/1/2029	577,890
500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS), 7/1/2025	590,805
800,000		Michigan State University Board of Trustees (Michigan State University), General Revenue Bonds (Series 2015A), 5.00%, 8/15/2027	974,000
1,000,000		Michigan Strategic Fund, Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	992,660
1,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.125%), 6/1/2034	999,880
		TOTAL	4,135,235
		Minnesota—0.7%
500,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.00%, 1/1/2029	586,200
		Mississippi—1.3%
1,000,000		Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,162,030
		New Jersey—5.9%
1,000,000		New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.25%, 1/1/2025	1,131,330
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2012II), 5.00%, 3/1/2027	1,072,450
375,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	423,281
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2021	1,097,670
925,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	975,394
575,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, (United States Treasury PRF 1/1/2019@100), 1/1/2020	606,959
		TOTAL	5,307,084
		New York—5.7%
1,000,000		Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.00%, 2/15/2039	1,180,730
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2016D), 5.00%, 11/15/2021	1,158,160
500,000	[2]	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs, Mandatory Tender 12/2/2019	497,000
1,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue ), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.00%, 1/1/2031	1,177,920
1,000,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	1,074,130
		TOTAL	5,087,940
		North Carolina—2.7%
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.00%, 1/1/2029	1,210,240
1,000,000		North Carolina State, LO Refunding Bonds (Series 2017B), 5.00%, 5/1/2025	1,239,260
		TOTAL	2,449,500

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—2.1%
$1,000,000		Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2022	$1,184,290
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2033	689,797
		TOTAL	1,874,087
		Pennsylvania—9.4%
1,555,000		Allegheny County, PA HDA (UPMC Health System), Hospital Revenue Bonds (Series 2008A), 5.00%, 6/15/2018	1,605,771
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2025	1,104,350
1,000,000	[1]	Geisinger Authority, PA Health System, (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 1.90%, (1-month USLIBOR +1.070%), 6/1/2024	995,550
1,425,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2022	1,648,012
500,000		Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2021	564,845
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.06%, (SIFMA 7-day +1.270%), 12/1/2020	1,441,454
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 1/1/2019@100), 1/1/2023	1,058,480
		TOTAL	8,418,462
		Tennessee—1.0%
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 7/1/2031	873,840
		Texas—17.7%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2027	879,525
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2032	1,085,210
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2024	1,227,370
640,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2015B-2), 5.00%, 7/15/2020	688,634
2,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 1.69%, (SIFMA 7-day +0.900%), 5/1/2020	1,999,540
905,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00%, (United States Treasury PRF 1/1/2018@100), 1/1/2023	920,747
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2026	1,203,660
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.00%, 2/1/2031	2,434,020
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,222,640
1,000,000		Texas State Transportation Commission (Texas State), GO Bonds (Series 2016A), 5.00%, 4/1/2020	1,103,910
1,500,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	1,881,135
1,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.00%, 8/15/2024	1,230,570
		TOTAL	15,876,961
		Utah—1.3%
1,000,000		Salt Lake City, UT (Salt Lake City International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2022	1,164,620
		Washington—3.1%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	1,033,428
1,500,000		Washington State, Refunding UT GO Bonds (Series R-2013A), 5.00%, 7/1/2024	1,765,320
		TOTAL	2,798,748
		West Virginia—0.6%
500,000		Mason County, WV, PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	503,710
		Wisconsin—1.3%
1,000,000	[2]	Public Finance Authority, WI (Celanese US Holdings LLC), Revenue Refunding Bonds (Series 2016C), 5.00%, 12/1/2025	1,132,430
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $84,160,201)	87,278,300

Principal Amount			Value
		SHORT-TERM MUNICIPALS—1.9%
		New York—1.7%
$1,500,000	[1]	New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.92%, 9/1/2017	$1,500,000
		Ohio—0.2%
200,000	[1]	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 0.79%, 9/7/2017	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,700,000)	1,700,000
		TOTAL INVESTMENT IN SECURITIES (IDENTIFIED COST $85,860,201)[3]	88,978,300
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	596,799
		TOTAL NET ASSETS—100%	$89,575,099
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.0% of the Fund's portfolio as calculated based upon total market value.
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
5U.S Treasury Notes 5-Year, Short Futures	20	$2,370,000	December 2017	$(3,247)
The average notional value of short futures contracts held by the Fund throughout the period was $1,772,422. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2017, these restricted securities amounted to $1,629,430, which represented 1.8% of total net assets. Additional information on restricted securities held at August 31, 2017, is as follows:

Security	Acquisition Date	Cost	Market Value
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs, Mandatory Tender 12/2/2019	12/11/2014	$500,000	$497,000
Public Finance Authority, WI (Celanese US Holdings LLC), Revenue Refunding Bonds (Series 2016C), 5.00%, 12/1/2025	2/19/2016	$1,101,333	$1,132,430
3	At August 31, 2017, the cost of investments for federal tax purposes was $85,860,201. The net unrealized appreciation of investments for federal tax purposes was $3,114,852. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,183,629 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,777. The amounts presented are inclusive of derivative contracts.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$87,278,300	$—	$87,278,300
Short-Term Municipals	—	1,700,000	—	1,700,000
TOTAL SECURITIES	$—	$88,978,300	$—	$88,978,300
Other Financial Instruments: *
Assets	$—	$—	$—	$—
Liabilities	(3,247)	—	—	(3,247)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,247)	$—	$—	$(3,247)
*	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
INS	—Insured
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017